THE ADVISORS' INNER CIRCLE FUND II

                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

                         SUPPLEMENT DATED JULY 21, 2008
                                     TO THE
                            CLASS A SHARES PROSPECTUS
                               DATED APRIL 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On June 24, 2008, the Board of Trustees of the Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") approved a change from annual to monthly distributions in the Fund's dividend policy. As a result, the Prospectus is hereby amended and supplemented as follows:

         o On page 61 of the Prospectus, the following paragraph replaces the first paragraph under the heading "Dividends and Distributions":

                  Normally, the Frost Core Growth Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. Normally, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund and the Frost Kempner Multi-Cap Deep Value Equity Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                       THE ADVISORS' INNER CIRCLE FUND II

                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND

                         SUPPLEMENT DATED JULY 21, 2008
                                     TO THE
                      INSTITUTIONAL CLASS SHARES PROSPECTUS
                               DATED APRIL 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

On June 24, 2008, the Board of Trustees of the Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") approved a change from annual to monthly distributions in the Fund's dividend policy. As a result, the Prospectus is hereby amended and supplemented as follows:

         o On page 55 of the Prospectus, the following paragraph replaces the first paragraph under the heading "Dividends and Distributions":

                  Normally, the Frost Core Growth Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. Normally, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund and the Frost Kempner Multi-Cap Deep Value Equity Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE